INVESTMENTS (Details) - The fair value of investment - Investment In Videocon [Member]	10 Months Ended
Aug. 29, 2014 USD ($)
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value as of October 31, 2013	$ 4,197,341
Fair value of Videocon GDRs on date of disposition	4,134,516
Other than temporary impairment	$ (62,825)